Property, Plant and Equipment - Summary of Estimated Useful Lives of the Assets (Detail)	12 Months Ended
Mar. 31, 2022
Bottom of range [member] | Buildings [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Bottom of range [member] | Plant and equipment [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Computer equipment [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Vehicles [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Fixtures and fittings [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Top of range [member] | Buildings [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years
Top of range [member] | Plant and equipment [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Top of range [member] | Computer equipment [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Top of range [member] | Vehicles [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	11 years
Top of range [member] | Fixtures and fittings [member]
Schedule of Estimated useful lives of the assets [Line Items]
Useful life measured as period of time, property, plant and equipment	21 years